Shareholders' equity - Capital stock (Details) - € / shares	12 Months Ended
	Dec. 31, 2022	Jan. 04, 2023	Jan. 03, 2023	Dec. 19, 2022	Dec. 13, 2022	Oct. 24, 2022	Jul. 12, 2022	Mar. 14, 2022	Dec. 31, 2021	Feb. 08, 2011
Shareholders' equity
Number of shares issued	293,413,449								293,004,339
Nominal value per share	€ 1.00								€ 1.00
Vote to create Authorized Capital (as a percent)	75.00%
Period that General Partner and its management board may issue new shares	5 years
Maximum increase in Authorized Capital, as a percent to issued capital	50.00%
Vote to create Conditional Capital (as a percent)	75.00%
Maximum increase in Conditional Capital, as a percent to issued capital	50.00%
Maximum increase in Conditional Capital for purpose of issuing shares to management and employees, as a percent to issued capital	10.00%
General Partner
Shareholders' equity
Annual fee, as percent of General Partner's share capital	4.00%
Fresenius SE
Shareholders' equity
Voting interest held (as a percent)	32.20%									35.74%
BlackRock, Inc.
Shareholders' equity
Voting interest held (as a percent)		2.95%
Voting interest held through instruments (as a percent)		0.77%
Dodge & Cox International Stock Fund
Shareholders' equity
Voting interest held (as a percent)			3.00%
Harris Associates L.P.
Shareholders' equity
Voting interest held (as a percent)				3.00%
Dodge & Cox, San Francisco
Shareholders' equity
Voting interest held (as a percent)					5.03%
Richard Pzena
Shareholders' equity
Voting interest held (as a percent)						5.20%
Artisan Partners Asset Management Inc.
Shareholders' equity
Voting interest held (as a percent)							2.99%
Harris Associates Investment Trust
Shareholders' equity
Voting interest held (as a percent)								2.98%